Inverse NASDAQ-100 Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.88%	20.18%		18.53%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(17.32%)	(19.88%)		(18.23%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(19.78%)	(20.74%)		(18.70%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(10.30%)	(13.55%)		(10.30%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(19.89%)	(20.05%)		(17.90%)